STATUTORY RESERVES (Details Textual)	12 Months Ended
Sep. 30, 2013
Statutory Reserves [Line Items]
Percentage Of Profit Allocated To General Reserve	10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital	50.00%